Law Offices

1500 K Street N. W.
Suite 1100
Washington,  D.C.
20005-1209

(202) 842-8800
(202) 842-8465 fax
www.drinkerbiddle.com

CALIFORNIA
DELAWARE
ILLINOIS
NEW JERSEY
NEW YORK
PENNSYLVANIA
WASHINGTON D.C.
WISCONSIN

Established 1849
January 6, 2012

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Principal Funds, Inc. (811-07572) Preliminary Proxy on Schedule 14A Ladies and Gentlemen:

On behalf of Principal Funds, Inc. (“PFI”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the "Act") PFI’s preliminary proxy statement on Schedule 14A under the Act (the “Proxy Statement”) relating to a special meeting of shareholders of PFI to be held on April 4, 2012.  It is proposed that the Proxy Statement will first be sent to shareholders on or about January 25, 2012.

Please call me at 202-230-5425 or John W. Blouch of this office at 202-230-5420 if you have any questions or comments.

Very truly yours,

/s/ Bruce W. Dunne

Bruce W. Dunne
Of Counsel